DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Fair Values of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Collateral already posted	$ 4,470	$ 350
Loss recognized in income from fair value adjustment	15	29
Loss recognized in income from fee income	0		$ 960
Interest Rate Products | Not Designated as Hedging Instrument
Other Assets
Notional Amount	76,883	77,534	49,664
Fair Value	4,278	1,784	983
Other Liabilities
Notional Amount	76,883	77,534	49,664
Fair Value	$ (4,322)	$ (1,843)	$ (1,013)